Net Loss per Share Applicable to Ordinary Shareholders, Basic and Diluted - Schedule of Anti-dilutive Potential Ordinary Shares Excluded from Computation of Diluted net Loss Per Share (Details) - shares
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded securities:	19,263,641	17,933,781	19,263,641	17,933,781	416,004,351	341,369,597
Preferred Stock (As Converted to Ordinary Shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded securities:	14,226,483	13,323,745	14,226,483	13,323,745	300,623,025	249,935,594
Options to Purchase Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded securities:	1,743,735	1,125,008	1,743,735	1,125,008	39,608,026	10,806,791
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded securities:	220,424	220,424	220,424	220,424	4,937,534	4,937,535
Unvested RSPAs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded securities:	3,072,999	3,264,603	3,072,999	3,264,603	70,835,766	75,689,677